Summary of Significant Accounting Policies Foreign Currency (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2014	Oct. 24, 2014	Dec. 31, 2016	Dec. 31, 2015
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign Currency Transaction Gain (Loss), before Tax	$ (8)	$ (99)	$ 3	$ (6)